Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

April 30, 2019

MFL-QTLY-0619
1.800349.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (a)	1,365,000	1,404,012
Massachusetts - 95.4%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	10,000,000	10,763,200
Berkshire Wind Pwr. Coop. Corp.:
(Wind Proj.) Series 1, 5.25% 7/1/30 (Pre-Refunded to 1/1/20 @ 100)	$5,000,000	$5,122,300
Series 2017 2:
5% 7/1/22	350,000	384,587
5% 7/1/25	505,000	595,829
5% 7/1/26	925,000	1,109,797
5% 7/1/27	700,000	851,242
5% 7/1/30	480,000	572,741
Series 2017, 5% 7/1/21	700,000	747,852
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,198,715
Series 2016 B:
5% 11/1/34	1,000,000	1,126,270
5% 11/1/35	1,500,000	1,688,730
5% 11/1/36	1,700,000	1,909,219
Sr. Series A, 5.25% 11/1/19	1,135,000	1,155,834
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,812,371
5% 5/15/27	2,000,000	2,494,040
5% 5/15/28	600,000	762,120
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	943,784
5% 1/1/24	340,000	370,753
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,309,606
4% 12/1/24	1,360,000	1,470,310
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,236
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,872,720
5% 11/1/21	1,730,000	1,876,185
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	835,684
7% 3/1/21	385,000	412,485
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,753,566
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,528,991
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,299,400
Series 2006 A:
5.25% 7/1/29	3,005,000	3,912,240
5.25% 7/1/32	6,745,000	9,002,012
Series 2010 B:
5% 7/1/26	1,000,000	1,038,270
5% 7/1/28	1,000,000	1,038,040
5% 7/1/30	1,000,000	1,037,800
Series 2015 A:
5% 7/1/40	14,570,000	16,691,392
5% 7/1/45	14,125,000	16,125,524
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,161,285
5% 7/1/30	3,725,000	4,199,230
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,363,050
Series 6, 5.25% 8/1/19	30,000	30,089
Series 8, 5% 8/1/20	105,000	105,291
Series 14, 5% 8/1/38	8,390,000	8,454,519
Series 18:
5% 2/1/28	3,500,000	4,025,560
5% 2/1/29	6,355,000	7,299,861
Series 2002 A, 5.25% 8/1/20	245,000	245,728
Series 2012 B:
5% 8/1/27	295,000	325,479
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,207,425
5% 8/1/28	330,000	363,875
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	6,910,675
Series 6, 5.5% 8/1/30	1,310,000	1,314,244
5% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	3,480,000	3,509,650
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	24,957,023
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,482,137
5% 6/1/36	3,035,000	3,648,313
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	17,592,025
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,276,358
Series 2017 A, 5% 6/1/32	4,580,000	5,546,884
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	6,320,000	7,029,420
Series 2010 B:
5% 1/1/22	10,000,000	10,221,400
5% 1/1/25	13,340,000	13,632,680
5% 1/1/27	7,000,000	7,151,200
5% 1/1/32	3,495,000	3,566,997
5% 1/1/35	4,230,000	4,319,676
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,332,940
5.25% 11/15/41	4,620,000	5,078,766
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA Proj.) Series 2017, 5% 10/1/47	5,500,000	6,386,710
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	569,104
5% 10/1/29	735,000	890,232
5% 10/1/42	4,000,000	4,648,440
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,673,549
5% 7/1/38	3,685,000	4,344,541
5% 7/1/39	4,450,000	5,237,917
5% 7/1/42	2,805,000	3,286,086
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,153,196
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,244,001
5% 4/1/34	2,500,000	3,007,725
5% 4/1/35	2,455,000	2,945,411
5% 4/1/37	1,500,000	1,787,940
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,637,401
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	1,435,000	1,462,739
5.25% 12/1/25	820,000	836,794
5.625% 12/1/30	1,000,000	1,020,110
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,941,315
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/47	1,915,000	2,065,270
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,932,150
5% 7/1/32	1,905,000	2,205,952
5% 7/1/33	2,020,000	2,328,656
5% 7/1/36	2,000,000	2,290,340
5% 7/1/39	5,800,000	6,594,484
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	523,530
4% 10/1/25 (c)	500,000	524,200
4% 10/1/26 (c)	500,000	523,175
4% 10/1/27 (c)	350,000	364,987
5% 10/1/37 (c)	1,000,000	1,075,250
5% 10/1/47 (c)	1,000,000	1,058,360
5% 10/1/57 (c)	6,000,000	6,306,660
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41 (Pre-Refunded to 7/1/20 @ 100)	7,000,000	7,294,210
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,186,260
5% 7/1/31	21,180,000	25,442,899
5% 7/1/34	750,000	890,843
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31	4,870,000	5,183,628
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	797,648
5% 7/1/22	875,000	953,558
5% 7/1/23	1,420,000	1,583,513
5% 7/1/24	1,000,000	1,136,680
5% 7/1/25	1,500,000	1,734,810
5% 7/1/26	1,935,000	2,270,761
5% 7/1/27	2,085,000	2,475,270
5% 7/1/28	4,300,000	5,067,034
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,152,370
(Tufts Med. Ctr. Proj.) Series 2011:
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	5,000,000	5,370,650
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	3,790,000	4,109,004
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,543,041
5% 10/1/30	1,100,000	1,242,901
5% 10/1/31	1,200,000	1,347,420
5% 10/1/32	1,240,000	1,385,378
5% 10/1/33	1,235,000	1,375,481
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,484,759
5% 7/1/29	1,320,000	1,545,878
5% 7/1/30	1,390,000	1,618,155
5% 7/1/38	3,750,000	4,222,613
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	14,000,000	14,375,480
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	395,967
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,608,312
5% 10/1/35	1,495,000	1,681,935
5% 10/1/46	4,250,000	4,710,360
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/20	1,000,000	1,021,805
5% 1/1/21	1,560,000	1,644,068
5% 1/1/22	1,120,000	1,214,640
5% 1/1/23	1,440,000	1,603,800
5% 1/1/24	1,100,000	1,251,921
5% 1/1/29	1,435,000	1,747,084
5% 1/1/31	1,580,000	1,890,770
5% 1/1/32	1,665,000	1,979,285
5% 1/1/33	1,745,000	2,061,683
5% 1/1/34	1,835,000	2,157,997
5% 1/1/35	1,000,000	1,170,890
5% 1/1/36	1,000,000	1,164,840
5% 1/1/42	5,775,000	6,616,360
5% 1/1/47	1,895,000	2,166,364
5% 1/1/53	3,425,000	3,864,873
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	959,035
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,403,450
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,307,600
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,216,750
Series 2011 B, 5% 7/1/41	6,520,000	6,924,175
Series 2011 H, 5.125% 7/1/26	5,595,000	5,954,311
Series 2011:
5% 10/1/20	1,215,000	1,270,939
5.25% 10/1/41	5,485,000	5,875,148
5.5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	7,380,000	7,971,507
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	7,485,000	8,039,863
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,750,000	6,233,978
Series 2012 G:
5% 10/1/23	2,245,000	2,405,809
5% 10/1/24	1,625,000	1,740,603
5% 10/1/25	1,600,000	1,713,040
5% 10/1/26	2,170,000	2,322,269
5% 10/1/27	2,235,000	2,390,735
5% 10/1/28	1,240,000	1,325,796
Series 2012 J, 5% 7/1/42	7,000,000	7,647,430
Series 2012, 5% 7/1/36 (Pre-Refunded to 7/1/21 @ 100)	6,000,000	6,417,480
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (c)	2,245,000	2,664,276
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (c)	4,000,000	4,786,400
Series 2013 F:
4% 7/1/32	2,050,000	2,102,050
4% 7/1/43	21,685,000	22,060,151
5% 7/1/27	1,300,000	1,447,030
5% 7/1/37	3,925,000	4,268,398
Series 2013 G, 5% 7/1/44	17,110,000	18,365,190
Series 2013 P, 5% 7/1/43	12,320,000	13,697,006
Series 2013 X, 5% 10/1/48	14,920,000	16,491,374
Series 2013, 5% 7/1/21	1,085,000	1,155,113
Series 2014 A:
5% 3/1/32	1,700,000	1,923,091
5% 3/1/33	1,250,000	1,410,363
5% 3/1/39	4,000,000	4,474,200
5% 3/1/44	15,765,000	17,527,369
Series 2014 F:
5% 7/15/19	350,000	351,581
5% 7/15/20	300,000	307,830
5% 7/15/21	300,000	313,956
5% 7/15/22	400,000	426,584
5% 7/15/23	350,000	380,055
5% 7/15/24	400,000	431,728
5% 7/15/25	550,000	592,306
5% 7/15/26	500,000	537,430
5% 7/15/27	200,000	214,308
5% 7/15/28	320,000	341,722
5.625% 7/15/36	800,000	866,360
5.75% 7/15/43	4,700,000	5,081,264
Series 2014 M4, 5% 7/1/44	15,000,000	16,450,800
Series 2014 P:
5% 10/1/32	5,000,000	5,748,600
5% 10/1/46	7,080,000	7,897,740
Series 2015 D, 5% 7/1/44	10,975,000	11,983,712
Series 2015 F, 5% 8/15/45	18,290,000	20,174,053
Series 2015 H1:
5% 7/1/26	3,585,000	4,143,973
5% 7/1/29	3,750,000	4,292,925
5% 7/1/30	1,800,000	2,045,160
5% 7/1/31	1,190,000	1,346,283
5% 7/1/32	1,000,000	1,128,300
5% 7/1/33	1,000,000	1,125,280
Series 2015 O2:
5% 7/1/27	8,635,000	10,177,125
5% 7/1/29	4,495,000	5,243,687
Series 2015 Q:
5% 8/15/28	1,000,000	1,176,460
5% 8/15/29	1,000,000	1,171,300
5% 8/15/32	1,500,000	1,740,645
5% 8/15/33	1,500,000	1,735,890
5% 8/15/34	1,790,000	2,066,949
5% 8/15/38	1,690,000	1,938,700
Series 2015:
5% 1/1/25	3,525,000	4,043,880
5% 1/1/27	2,695,000	3,070,791
5% 1/1/28	1,850,000	2,097,789
5% 1/1/29	2,945,000	3,328,851
Series 2016 A, 5.25% 1/1/42	7,000,000	7,962,360
Series 2016 E:
5% 7/1/31	1,000,000	1,138,290
5% 7/1/32	2,200,000	2,493,656
5% 7/1/33	1,500,000	1,695,750
5% 7/1/34	1,500,000	1,691,190
5% 7/1/35	1,500,000	1,687,110
5% 7/1/36	1,000,000	1,121,680
5% 7/1/37	2,000,000	2,234,160
Series 2016 I:
5% 7/1/27	1,150,000	1,352,699
5% 7/1/29	1,580,000	1,844,413
5% 7/1/30	2,400,000	2,784,168
5% 7/1/31	2,000,000	2,304,560
5% 7/1/32	1,610,000	1,843,933
5% 7/1/34	3,035,000	3,451,190
5% 7/1/36	2,000,000	2,262,560
5% 7/1/37	1,470,000	1,658,175
5% 7/1/38	1,000,000	1,125,520
5% 7/1/41	14,790,000	16,540,544
Series 2016 N:
5% 12/1/34	1,000,000	1,168,310
5% 12/1/36	2,520,000	2,919,823
Series 2016:
4% 10/1/36	1,250,000	1,338,938
5% 7/1/26	1,710,000	2,016,603
5% 7/1/29	2,000,000	2,326,140
5% 7/1/30	2,000,000	2,311,640
5% 7/1/31	1,700,000	1,950,512
5% 10/1/32	1,760,000	2,074,090
5% 9/1/33	475,000	560,989
5% 10/1/33	1,500,000	1,760,580
5% 10/1/34	1,500,000	1,755,855
5% 9/1/35	375,000	440,576
5% 10/1/35	1,500,000	1,749,120
5% 7/1/36	3,000,000	3,383,520
5% 9/1/36	315,000	369,026
5% 9/1/37	840,000	961,884
5% 10/1/37	2,000,000	2,317,420
5% 10/1/39	5,000,000	5,761,200
5% 7/1/40	5,325,000	6,113,686
5% 7/1/41	5,145,000	5,739,968
5% 9/1/46	3,235,000	3,739,078
5% 10/1/46	4,000,000	4,588,760
5% 10/1/48	1,000,000	1,082,220
5% 9/1/52	9,115,000	10,269,324
Series 2017:
5% 7/1/20	165,000	170,410
5% 7/1/21	180,000	190,431
5% 7/1/22	180,000	194,458
5% 7/1/25	1,105,000	1,303,745
5% 7/1/26	160,000	184,608
5% 7/1/27	1,000,000	1,226,990
5% 7/1/37	600,000	659,754
5% 7/1/42	2,110,000	2,306,125
5% 7/1/47	2,250,000	2,448,720
Series 2018:
5% 9/1/27	1,010,000	1,205,980
5% 9/1/29	1,390,000	1,666,707
5% 9/1/31	1,530,000	1,801,912
5% 9/1/33	1,185,000	1,381,663
5% 9/1/38	4,805,000	5,513,497
5% 6/1/43	4,740,000	5,601,021
5% 9/1/43	4,445,000	5,051,254
5% 6/1/48	7,000,000	8,244,250
Series 2019 A:
5% 7/1/30	1,350,000	1,617,422
5% 7/1/31	1,350,000	1,607,270
5% 7/1/32	2,000,000	2,371,920
5% 7/1/33	2,300,000	2,718,462
5% 7/1/34	1,400,000	1,646,414
5% 7/1/39	2,250,000	2,596,343
5% 7/1/44	4,250,000	4,859,748
Series 2019 S1:
5% 10/1/20 (d)	3,325,000	3,450,652
5% 10/1/21 (d)	3,490,000	3,725,959
Series 2019 S2:
5% 10/1/32	1,410,000	1,730,098
5% 10/1/33	1,935,000	2,367,801
5% 10/1/34	2,165,000	2,638,053
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,610,112
Series BB1, 5% 10/1/46	355,000	407,767
Series L, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	4,900,000	5,240,942
Series N 2016:
5% 12/1/41	14,700,000	16,787,253
5% 12/1/46	7,000,000	7,978,110
5% 3/1/34	4,375,000	4,923,406
5.25% 7/1/25	1,000,000	1,098,030
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,107,570
5.25% 7/1/26	1,000,000	1,096,120
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,107,570
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2002, 2.15%, tender 5/1/20 (a)(b)(c)	5,750,000	5,750,000
Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,000,000
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,589,250
Series 2014 I, 5% 1/1/27 (a)	1,000,000	1,133,770
Series 2015 A, 5% 1/1/22 (a)	1,000,000	1,077,450
Series 2016 J:
5% 7/1/22 (a)	6,350,000	6,922,199
5% 7/1/23 (a)	4,825,000	5,370,418
Series 2017 A:
4% 7/1/21 (a)	1,000,000	1,042,450
5% 7/1/22 (a)	2,000,000	2,180,220
5% 7/1/23 (a)	1,500,000	1,669,560
5% 7/1/24 (a)	2,000,000	2,269,180
5% 7/1/25 (a)	4,500,000	5,193,225
5% 7/1/26 (a)	3,920,000	4,588,948
Series 2018 B:
5% 7/1/22 (a)	1,030,000	1,122,813
5% 7/1/27 (a)	7,500,000	8,885,550
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,636,500
Series 2006 B, 5.25% 9/1/22	5,360,000	5,990,979
Series 2007 A, 3 month U.S. LIBOR + 0.570% 2.403% 5/1/37 (b)(e)	19,470,000	19,023,358
Series 2014 E:
5% 9/1/29	7,500,000	8,301,750
5% 9/1/30	5,000,000	5,519,100
5% 9/1/31	8,000,000	8,816,880
Series 2015 C:
5% 7/1/40	12,730,000	14,607,039
5% 7/1/45	22,075,000	25,242,100
Series 2016 A, 5% 3/1/46	12,985,000	14,534,240
Series 2016 B:
5% 7/1/31	19,965,000	23,750,763
5% 7/1/33	5,500,000	6,505,730
5% 7/1/35	5,500,000	6,472,345
5% 7/1/36	10,260,000	12,040,726
5% 7/1/37	8,495,000	9,940,339
Series 2016:
5% 3/1/31	1,500,000	1,712,955
5% 3/1/32	7,500,000	8,543,775
Series 2017 A:
5% 4/1/34	6,875,000	8,184,688
5% 4/1/35	16,830,000	19,983,437
5% 4/1/42	18,490,000	21,535,488
Series 2017 C, 5% 10/1/26	15,000,000	18,376,500
Series 2017 D:
5% 2/1/33	2,550,000	3,036,770
5% 2/1/36	20,000,000	23,619,200
Series 2017 F:
5% 11/1/38	10,000,000	11,862,900
5% 11/1/39	10,000,000	11,809,900
Series 2018 B, 5% 1/1/32	5,000,000	6,086,900
Series 2019 A:
5% 1/1/35	5,000,000	6,125,950
5% 1/1/37	10,000,000	12,165,200
5% 1/1/49	5,000,000	5,934,900
5.25% 1/1/44	10,000,000	12,219,900
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/19	230,000	230,636
5% 10/1/21	225,000	225,655
5% 10/1/23	140,000	140,409
5% 10/1/25	415,000	416,208
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	3,355,000	3,370,332
(Cape Cod Healthcare Proj.) Series 2004 D, 6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	2,799,409
(Northeastern Univ. Proj.) Series 2009 Y1, 5% 10/1/19	1,730,000	1,754,208
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	19,695,916
Series 2010 C:
5% 7/1/30	4,460,000	4,627,161
5.125% 7/1/35	930,000	962,392
Massachusetts Port Auth. Rev.:
Series 2010 A:
5% 7/1/34	2,000,000	2,072,540
5% 7/1/40	12,000,000	12,416,880
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,164,860
5% 7/1/42 (a)	10,300,000	11,106,490
Series 2012 B:
5% 7/1/25	4,150,000	4,570,893
5% 7/1/27	6,570,000	7,225,620
5% 7/1/28	5,030,000	5,530,334
Series 2014 B, 5% 7/1/39 (a)	4,965,000	5,532,003
Series 2014 C:
5% 7/1/28	3,000,000	3,475,470
5% 7/1/29	4,205,000	4,863,545
5% 7/1/30	3,000,000	3,455,070
Series 2015 A:
5% 7/1/28	460,000	544,208
5% 7/1/28 (a)	500,000	582,970
5% 7/1/29 (a)	1,245,000	1,447,275
5% 7/1/30	1,400,000	1,641,374
5% 7/1/30 (a)	1,450,000	1,676,331
5% 7/1/40 (a)	2,000,000	2,248,560
5% 7/1/45 (a)	3,500,000	3,921,365
5% 7/1/45	5,570,000	6,355,426
Series 2016 A:
5% 7/1/26	695,000	845,231
5% 7/1/28	760,000	917,989
5% 7/1/30	1,660,000	1,985,725
5% 7/1/32	1,970,000	2,332,145
5% 7/1/36	3,760,000	4,404,464
Series 2016 B:
4% 7/1/46 (a)	10,875,000	11,396,021
5% 7/1/43 (a)	6,410,000	7,293,298
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,529,408
5% 7/1/31 (a)	1,095,000	1,301,199
5% 7/1/32 (a)	1,370,000	1,622,477
5% 7/1/33 (a)	1,250,000	1,474,988
5% 7/1/35 (a)	2,000,000	2,346,480
5% 7/1/36 (a)	1,720,000	2,011,798
5% 7/1/42 (a)	4,110,000	4,746,351
Series 2019 A, 5% 7/1/34 (a)	2,500,000	3,030,750
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,667
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,560,000	1,564,321
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,003,020
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,175,000	5,189,904
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,801,320
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B:
5% 10/15/41	25,065,000	26,764,156
5.25% 10/15/35	12,500,000	13,521,500
Series 2012 A, 5% 8/15/23	15,000,000	16,623,450
Series 2012 B, 5% 8/15/30	18,400,000	20,180,568
Series 2013 A, 5% 5/15/43	18,675,000	20,522,144
Series 2016 A:
5% 11/15/40	7,335,000	8,458,942
5% 11/15/41	7,710,000	8,881,226
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,524,791
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,280,590
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,293,490
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,124,765
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,914,221
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,893,627
Series 2009 B:
5% 5/1/35 (Pre-Refunded to 5/1/20 @ 100)	5,560,000	5,749,096
5% 5/1/40 (Pre-Refunded to 5/1/20 @ 100)	4,625,000	4,782,296
Series 2012 A:
5% 5/1/36	5,470,000	5,893,433
5% 5/1/36 (Pre-Refunded to 5/1/22 @ 100)	1,890,000	2,072,083
5% 5/1/41	7,205,000	7,736,729
5% 5/1/41 (Pre-Refunded to 5/1/22 @ 100)	2,795,000	3,064,270
Series 2012 B:
5% 5/1/29	2,000,000	2,178,460
5% 5/1/30	1,870,000	2,032,316
5% 5/1/37	3,075,000	3,309,315
5% 5/1/43	11,125,000	11,939,350
Series 2014 B:
5% 5/1/39	2,500,000	2,792,975
5% 5/1/44	13,935,000	15,512,581
Series 2014 D:
5% 5/1/39	7,575,000	8,633,379
5% 5/1/41	4,515,000	5,129,672
Series 2016 A:
5% 5/1/38	11,450,000	13,036,054
5% 5/1/41	7,960,000	9,015,257
5% 5/1/49	12,015,000	13,529,611
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,674,720
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,534,818
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,250,321
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	25,946,208
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	1,475,000	1,489,731
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,411,469
Series 2011 C, 5.25% 8/1/42	8,425,000	9,032,021
Series 2012 A, 5% 8/1/37	8,000,000	8,712,640
Series 2016 B, 5% 8/1/40	4,625,000	5,402,786
Series 2016 C:
5% 8/1/34	10,000,000	11,850,200
5% 8/1/35	12,550,000	14,834,979
5% 8/1/40	20,500,000	23,947,485
Plymouth Gen. Oblig. 5% 10/15/19	500,000	507,702
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,195,600
5% 2/1/22	1,245,000	1,362,179
5% 2/1/23	1,185,000	1,335,578
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,791,028
5% 3/1/23	1,775,000	1,997,603
5% 3/1/24	2,225,000	2,566,716
5% 3/1/25	2,420,000	2,866,780
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,194,960
5% 11/1/28	6,000,000	7,163,460
5% 11/1/29	6,230,000	7,405,040
5% 11/1/30	6,000,000	7,095,600
Series 2014 1, 5% 11/1/44	20,445,000	23,235,129
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34 (d)	600,000	740,826
5% 5/1/35 (d)	2,000,000	2,459,640
5% 5/1/36 (d)	3,400,000	4,166,530
5% 5/1/37 (d)	3,200,000	3,905,632
5% 5/1/38 (d)	3,000,000	3,650,670
5% 5/1/39 (d)	2,000,000	2,427,060
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,447,620
5% 3/1/27	2,740,000	3,149,904
Worcester Gen. Oblig. Series 2001 A, 5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,930

TOTAL MASSACHUSETTS		2,098,094,114

TOTAL MUNICIPAL BONDS
(Cost $2,025,969,653)		2,099,498,126

Municipal Notes - 4.5%
Massachusetts - 4.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U-6E, 2.25% 5/1/19, LOC TD Banknorth, NA, VRDN (b)	24,200,000	$24,200,000
(Partners HealthCare Sys. Proj.) Series 2014 M1, 2.26% 5/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,730,000	3,730,000
Series 2005, 2.48% 5/7/19, LOC Bank of America NA, VRDN (a)(b)	1,575,000	1,575,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 25 11, 2.5% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	1,685,000	1,685,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 2.27% 5/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (b)	7,000,000	7,000,000
Series 2006 A, 2.25% 5/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	42,650,000	42,649,984
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series Floaters ZF 27 98, 2.35% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(f)(g)	3,000,000	3,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (b)(f)(g)	3,000,000	3,000,000
Series Floaters XF 25 46, 2.31% 5/7/19 (Liquidity Facility Citibank NA) (b)(f)(g)	4,480,000	4,480,000
Series Floaters XM 04 30, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,330,000	3,330,000
Series Floaters YX 10 29, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,000,000	5,000,000
TOTAL MUNICIPAL NOTES
(Cost ($99,650,003)		99,649,984
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,125,619,656)		2,199,148,110
NET OTHER ASSETS (LIABILITIES) - 0.0%		(510,074)
NET ASSETS - 100%		$2,198,638,036

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,576,838 or 1.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.